Reserves - Summary of Other Components of Equity (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure of other components of equity [line items]
Other components of equity	¥ (64,995)	$ (9,349)	¥ (140,792)
Foreign currency translation reserve [member]
Disclosure of other components of equity [line items]
Other components of equity	(44,699)	(6,430)	(118,176)
Performance shares reserves [member]
Disclosure of other components of equity [line items]
Other components of equity	19,758	2,842	19,758
Premium paid for acquisition of non-controlling interests [member]
Disclosure of other components of equity [line items]
Other components of equity	(9,463)	(1,361)	(11,472)
Fair value reserve of financial assets at FVOCI
Disclosure of other components of equity [line items]
Other components of equity	¥ (30,591)	$ (4,400)	¥ (30,902)